CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011	Sep. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,004,975)	$ (6,547,646)	$ (19,102,004)	$ (15,789,559)
Adjustments to reconcile net loss operations to net cash used in operating activities:
Depreciation	60,694	12,321	52,006	49,089
Loss on disposal of equipment	0	1,893	1,893	0
Grant of options for services	178,842	1,451,120	1,973,634	6,113,790
Issuance of common stock for services			0	700,000
Issuance of warrants for services	212,040	3,049,964	4,227,406	1,601,314
Issuance of warrants for financing			3,899,866	0
Loss on equity investment	26,353	16,717	153,019	108,785
Post-Maturity Warrants			0	100,619
Gain on fair value of derivative	(49,008)	0
Amortization of discount on convertible debt	324,508	0
Changes in assets and liabilities:
(Increase)/decrease in accounts receivable	4,895	(176,704)	(175,731)	(198,605)
(Increase)/ decrease in notes receivable	16,748	8,710	8,710	(8,710)
(Increase) in security deposit	(20,825)	0
(Increase) in notes receivable (non-current)			(913)	0
(Increase) in costs and estimated earned profits in excess of billings on completed contracts	(129,077)	(705,638)	(521,213)	0
(Increase)/decrease in inventories	(17,012)	104,016	63,572	(84,871)
(Increase)/decrease in prepaid expenses and other assets	(41,399)	(42,504)	2,889	(13,977)
Increase/(decrease) in accounts payable and accrued liabilities	(227,443)	361,997	223,273	1,025,860
Increase in due to related party	44,152	70,866	283,466	274,298
Increase/ (decrease) in deposit payable	(90,000)	0	(65,000)	200,000
Increase/(decrease) in billings in excess of costs and estimated earned profits on uncompleted contracts	27,298	(48,186)	(48,186)	48,186
Increase/(decrease) in estimated loss on uncompleted contract	(89,519)	17,885	188,484	0
NET CASH USED IN OPERATING ACTIVITIES	(2,773,728)	(2,425,189)	(8,834,829)	(5,873,781)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(38,247)	(797,931)	(1,633,189)	(1,081,225)
Additional equity investment	(15,000)	(13,614)	(247,395)	(133,825)
NET CASH USED IN INVESTING ACTIVITIES	(53,247)	(811,545)	(1,880,584)	(1,215,050)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of notes payable	(1,307,379)	(6,920)
Proceeds from notes payable	1,776,000	0
Proceeds from loans payable			5,725,000	2,120,859
Repayment of loans payable			(428,358)	(1,120,402)
Proceeds from private placement- convertible notes	4,825,000	0
Proceeds from private placement- common stock	0	200,000	1,199,999	9,340,576
NET CASH PROVIDED BY FINANCING ACTIVITIES	5,293,621	193,080	6,496,641	10,341,033
INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	2,466,646	(3,043,654)	(4,218,772)	3,252,202
CASH AND CASH EQUIVALENTS - beginning of period	65,590	4,284,362	4,284,362	1,032,160
CASH AND CASH EQUIVALENTS- end of period	2,532,236	1,240,708	65,590	4,284,362
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	6,470	1,034	12,523	14,034
Income taxes	0	2,664	25,149	6,386
Non-cash investing and financing activites:
Conversion of notes payable and accrued interest into convertible debt	6,799,520	0
Conversion of promissory notes and accrued interest into common stock			0	2,141,692
Conversion of debt and accrued interest into common stock	$ 0	$ 398,012	$ 398,012	$ 2,328,023